Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2020
Entity Registrant Name	SEI Institutional Investments Trust
Entity Central Index Key	0000939934
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 05, 2020
Document Effective Date	Sep. 30, 2020
Prospectus Date	Sep. 30, 2020
SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	SLCAX
SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SCPAX
SIIT Global Managed Volatility Fund | Class A
Prospectus:
Trading Symbol	SGMAX
SIIT World Select Equity Fund | Class A
Prospectus:
Trading Symbol	SWSAX